UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21975

Allianz RCM Global EcoTrends Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York			10105
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	November 30, 2007

Date of reporting period:	May 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

Contents

Letter to Shareholders	1

Performance & Statistics	2

Schedule of Investments	3-4

Statement of Assets and Liabilities	5

Statement of Operations	6

Statement of Changes in Net Assets	7

Notes to Financial Statements	8-11

Financial Highlights	12

Matters Relating to the Trustees Consideration of
the Investment Manager & Portfolio
Management Agreements	13-14

Allianz RCM Global EcoTrends(sm) Fund Letter to Shareholders

July 10, 2007

Dear Shareholder:

We are pleased to provide you with the initial semi-annual report for Allianz RCM Global EcoTrends(sm) Fund (the “Fund”) for the period beginning January 31, 2007 (commencement of operations) through May 31, 2007.

Global equity markets experienced significant appreciation during the Fund’s first four months of operation. European markets outperformed American and Asian markets during the period. Environmentally oriented companies in particular performed well, outperforming many broad global stock market indexes.

Please refer to the following pages for specific information on the Fund. If you have any questions regarding this report, we encourage you to contact your financial advisor or call the Fund’s shareholder servicing agent at (800) 426-0107. You can also visit our Web site at www.allianzinvestors.com.

Together with Allianz Global Investors Fund Management LLC, the Fund’s investment manager, Allianz Global Investors Advisory GmbH and RCM Capital Management LLC, the Fund’s sub-advisers, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & Chief Executive Officer

5.31.07 | Allianz RCM Global EcoTrends Fund Semi-Annual Report 1

Allianz RCM Global EcoTrends(sm) Fund Performance & Statistics

May 31, 2007 (unaudited)

•  The Fund slightly under performed the Impax Environmental Technology Index (the “ET 50”) during the reporting period (January 31, 2007 through May 31, 2007) despite strong absolute returns.

•  The Fund returned 20.94% during the reporting period versus 21.55% for the ET 50.

•  The ET 50 is comprised of the 50 largest environmental technology companies by market capitalization (approximately $650 million to $9 billion) from a global universe of 400 pure-play environmental technology companies.

•  An active underweighting to Industrials and Information Technology detracted from Fund performance; the underweighting of the Energy and Utilities sectors helped performance.

•  Stock selection in Information Technology, Utilities as well as Materials provided positive returns. However, stock selection in the Industrials and Consumer Discretionary sectors detracted from performance.

•  During the reporting period, Information Technology and Utilities were the Portfolio’s best performing sectors; Industrials and Consumer Discretionary were the poorest performing sectors.

Total Return(1):	Since Inception (1/31/07 to 5/31/07)
without sales charge	20.94%
with sales charge	15.52%

Country Allocation
(as a % of net assets)

(1) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of the specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions, if any, have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return without sales charge does not reflect broker commissions or sales charges. Total return with sales charge reflects the Fund’s 4.5% maximum initial sales charge. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Total return, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Net asset value is total assets less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

2 Allianz RCM Global EcoTrends Fund Semi-Annual Report | 5.31.07

Allianz RCM Global EcoTrends(sm) Fund Schedule of Investments

May 31, 2007 (unaudited)

	Shares	Value
COMMON STOCK—98.1%

Australia – 2.7%
Babcock & Brown Ltd.	40,829	$1,085,770
Transpacific Industries Group Ltd.	135,395	1,543,603
		2,629,373
Austria – 1.7%
Andritz AG	10,572	714,688
Christ Water Technology AG (a)	14,297	275,084
Mayr Melnhof Karton AG	2,923	673,130
		1,662,902
Belgium – 0.6%
Umicore	2,814	600,175

Cayman Islands – 2.9%
Suntech Power Holdings Co., Ltd. ADR (a)	85,300	2,893,376

Denmark – 10.3%
Novozymes A/S	18,600	1,991,141
Vestas Wind Systems A/S (a)	117,300	8,220,130
		10,211,271
France – 6.1%
Air Liquide	3,297	782,614
EDF Energies Nouvelles S.A. (a)	5,204	300,554
Eurofins Scientific (a)	9,602	869,578
Schneider Electric S.A.	11,072	1,596,571
Seche Environnement	5,627	1,061,140
Veolia Environnement	17,132	1,436,002
		6,046,459
Germany – 12.7%
Conergy AG (a)	38,146	2,960,853
Interseroh AG	7,567	495,916
Q-Cells AG (a)	43,130	3,603,476
Rational AG	8,325	1,629,389
Siemens AG	7,675	1,012,127
Solar World AG	20,214	1,846,595
Techem AG	14,627	1,074,096
		12,622,452
Ireland – 3.2%
Kingspan Group PLC	105,354	3,133,397

Japan – 4.1%
Asahi Pretec Corp.	26,100	712,963
Horiba Ltd.	29,200	1,182,219
Kurita Water Industries Ltd.	51,600	1,460,000
Toyota Motor Corp.	11,200	674,552
		4,029,734
Netherlands – 1.9%
Arcadis NV	11,599	$990,287
Koninklijke (Royal) Philips Electronics NV	22,253	944,075
		1,934,362
Norway – 9.9%
Renewable Energy Corp. AS (a)	310,350	9,828,852

Spain – 10.8%
Abengoa S.A.	69,417	2,819,821
Acciona S.A.	4,383	1,172,253
Gamesa Corp. Tecnologica S.A.	183,831	6,768,071
		10,760,145
Sweden – 1.5%
Alfa Laval AB	9,900	624,376
JM AB	23,200	856,329
		1,480,705
Switzerland – 1.1%
ABB Ltd.	52,219	1,118,480

United Kingdom – 4.0%
Ceres Power Holdings PLC (a)	76,632	343,349
Clipper Windpower PLC (a)	103,755	1,885,612
Johnson Matthey PLC	27,056	871,073
Spice PLC	78,666	849,707
		3,949,741
United States – 24.6%
Clarcor, Inc.	33,379	1,115,526
Danaher Corp.	6,406	470,841
Donaldson Co., Inc.	17,646	644,608
Energy Conversion Devices, Inc. (a)	35,923	1,235,033
ESCO Technologies, Inc. (a)	16,912	856,931
First Solar, Inc. (a)	55,504	3,776,492
Insituform Technologies, Inc. (a)	15,533	327,591
Itron, Inc. (a)	26,194	1,772,024
ITT Industries, Inc.	12,416	835,597
LKQ Corp. (a)	57,007	1,423,465
Nalco Holding Co.	73,085	1,931,637
Ormat Technologies, Inc.	23,996	873,454
Pall Corp.	37,811	1,692,042
Pentair, Inc.	31,957	1,182,089
Regal-Beloit Corp.	24,190	1,175,876
Roper Industries, Inc.	17,617	1,028,128
Stericycle, Inc. (a)	37,623	3,430,089
Sunpower Corp. (a)	12,309	657,424
		24,428,847

Total Common Stock (cost-$80,545,186)		97,330,271

5.31.07 | Allianz RCM Global EcoTrends Fund Semi-Annual Report 3

Allianz RCM Global EcoTrends(sm) Fund Schedule of Investments

May 31, 2007 (unaudited) (continued)

	Principal Amount (000)	Value
Repurchase Agreement – 0.5%
State Street Bank & Trust Co., dated 5/31/07, 4.90% due 6/1/07, proceeds $448,061; collateralized by Federal Home Loan Bank, 4.125%, due 2/15/08, valued at $461,634 including accrued interest (cost—$448,000)	$448	$448,000
Total Investments (cost-$80,993,186) (b) – 98.6%		97,778,271
Other assets less liabilities – 1.4%		1,412,408
Net Assets – 100.0%		$99,190,679

Notes to Schedule of Investments:

(a)   Non-income producing.

(b)   Securities with an aggregate value of $69,302,562 representing 69.87% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary: ADR - American Depositary Receipt

4 Allianz RCM Global EcoTrends Fund Semi-Annual Report | 5.31.07 | See accompanying Notes to Financial Statements.

Allianz RCM Global EcoTrends(sm) Fund Statement of Assets and Liabilities

May 31, 2007 (unaudited)

Assets:
Investments, at value (cost $80,993,186)	$97,778,271
Cash	296
Foreign currency, at value (cost $1,256,974)	1,248,854
Receivable for investments sold	336,424
Dividends and interest receivable	30,036
Tax reclaims receivable	15,522
Prepaid expenses	21,720
Total Assets	99,431,123

Liabilities:
Investment management fee payable	80,707
Servicing fee payable	20,177
Accrued expenses	139,560
Total Liabilities	240,444
Net Assets	$99,190,679

Net Assets Consist of:
Common Stock:
Par value ($0.00001 per share, applicable to 3,434,605 issued and oustanding)	$34
Paid-in-capital in excess of par	81,829,641
Net investment loss	(117,099)
Net realized gain	701,086
Net unrealized appreciation of investments and foreign currency transactions	16,777,017
Net Assets	$99,190,679
Net Asset Value Per Share	$28.88

See accompanying Notes to Financial Statements. | 5.31.07 | Allianz RCM Global EcoTrends Fund Semi-Annual Report 5

Allianz RCM Global EcoTrends(sm) Fund Statement of Operations

For the period January 31, 2007* through May 31, 2007 (unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $43,507)	$308,713
Interest	102,858
Total Investment Income	411,571

Expenses:
Investment management fees	292,774
Servicing fees	73,193
Custodian and accounting agent fees	61,833
Shareholder communications	33,880
Audit and tax services	27,830
Transfer agent fees	24,805
Legal fees	6,655
Trustees’ fees and expenses	4,235
Registration fees	2,136
Miscellaneous	2,662
Total expenses	530,003
Less: custody credits earned on cash balances	(1,333)
Net expenses	528,670

Net Investment Loss	(117,099)

Realized and Unrealized Gain (Loss):
Net realized gain on:
Investments	639,864
Foreign currency transactions	50,948
Payments from Affiliates	10,274
Net unrealized appreciation/depreciation of:
Investments	16,785,085
Foreign currency transactions	(8,068)
Net realized and unrealized gain on investments and foreign currency transactions	17,478,103
Net Increase in Net Assets Resulting from Investment Operations	$17,361,004

* Commencement of operations

6 Allianz RCM Global EcoTrends Fund Semi-Annual Report | 5.31.07 | See accompanying Notes to Financial Statements.

Allianz RCM Global EcoTrends(sm) Fund Statement of Changes in Net Assets

For the period January 31, 2007* through May 31, 2007 (unaudited)

Investment Operations:
Net investment loss	$(117,099)
Net realized gain on investments and foreign currency transactions	690,812
Payments from Affiliates	10,274
Net unrealized appreciation of investments and foreign currency transactions	16,777,017
Net increase in net assets resulting from investment operations	17,361,004

Capital Share Transactions:
Net proceeds from the sale of common stock	81,901,182
Offering costs charged to paid-in capital in excess of par	(171,519)
Net increase from capital transactions	81,729,663

Total increase in Net Assets	99,090,667

Net Assets:
Beginning of period	100,012
End of period	$99,190,679

Shares Issued:	3,430,416

* Commencement of operations

See accompanying Notes to Financial Statements. | 5.31.07 | Allianz RCM Global EcoTrends Fund Semi-Annual Report 7

Allianz RCM Global EcoTrends(sm) Fund Notes to Financial Statements

May 31, 2007 (unaudited)

1. Organization and Significant Accounting Policies

Allianz RCM Global EcoTrends(sm) Fund (“the Fund”) was organized as a Massachusetts business trust on October 19, 2006. Prior to commencing operations on January 31, 2007, the Fund had no operations other than matters relating to its organization and registration as a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940 (the “Act”), as amended, and the sale and issuance of 4,189 shares of $0.00001 par value shares of beneficial interest at an aggregate price of $100,012 to Allianz Global Investors of America L.P. (“Allianz Global”). The Fund is a continuously offered, closed-end management investment company that is operated as an “interval fund”. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Fund’s Investment Manager and is an indirect, wholly-owned subsidiary of Allianz Global. Allianz Global is an indirect, majority-owned subsidiary of Allianz SE, a publicly traded insurance and financial services company. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund issued 3,430,416 shares of common stock in its initial public offering. These shares were all issued at $25.00 per share before an underwriting discount of $1.125 per share. Offering costs of $171,519 (representing $0.05 per share) were offset against the proceeds of the offering and have been charged to paid-in capital in excess of par.

The Fund’s investment objective is to seek long-term growth of capital. The Fund pursues its investment objectives by investing in a global portfolio of common stocks and other equity securities that directly or indirectly have exposure to, or otherwise derive benefits from trends in, one or more of the EcoEnergy (e.g., alternative energy and energy efficiency), Pollution Control (e.g., environmental quality, waste management and recycling) and Clean Water (e.g., water treatment and supply) sectors.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Fund management has recently begun to evaluate the application of the Interpretation, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements. On December 22, 2006, the Securities & Exchange Commission announced that it would not object if a fund implements the Interpretation in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Consequently, the Fund will be required to comply with the Interpretation by May 31, 2008.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements (“SFAS 157”), which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing SFAS 157 against its current valuation policies to determine future applicability.

The following is a summary of significant accounting policies followed by the Fund:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments, for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by and independent pricing service or dealer

8 Allianz RCM Global EcoTrends Fund Semi-Annual Report | 5.31.07

Allianz RCM Global EcoTrends(sm) Fund Notes to Financial Statements

May 31, 2007 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(a) Valuation of Investments (continued)

quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the difference could be material to the financial statements. The Fund’s net asset value is ordinarily determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Fund’s net asset value is calculated. With respect to certain foreign securities, the Fund may fair value securities using modeling tools provided by third-party vendors. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon after the ex-dividend date as the Fund, using reasonable diligence, becomes aware of such dividends.

(c) Federal Income Taxes

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(d) Dividends and Distributions

The Fund will declare dividends and distributions from net investment income and net realized capital gains, if any, annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and change in unrealized gain (loss) on investments.

5.31.07 | Allianz RCM Global EcoTrends Fund Semi-Annual Report 9

Allianz RCM Global EcoTrends(sm) Fund Notes to Financial Statements

May 31, 2007 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(f) Repurchase Agreements

The Fund enters into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(g) Custody Credits on Cash Balances

The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

(h) Concentration of Risk

The Fund may have elements of risk, not typically associated with investments in the U.S., due to concentrated investments in specific industries or investments in foreign issuers located in a specific country or region. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions in such country or region and the possible imposition of adverse governmental laws of currency exchange restrictions affecting such country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies.

2. Investment Manager/Sub-Adviser/Distributor

The Fund has entered into an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 1.00% of the Fund’s average daily total managed assets. Total managed assets means the total assets of the Fund (including assets attributable to any preferred shares and borrowings that may be outstanding) minus accrued liabilities (other than liabilities representing borrowings). The Investment Manager has retained its affiliate, RCM Capital Management LLC (“RCM”), who in turn, retained an affiliated investment management firm, Allianz Global Investors Advisory GmbH (“AGIA”), (collectively the “Sub-Adviser”), to manage the Fund’s portfolio. Subject to the supervision of the Investment Manager, the Sub-Adviser makes the Fund’s investment decisions. For their services, pursuant to Sub-Advisory agreements, the Investment Manager and not the Fund pays the Sub-Adviser a monthly fee.

The Fund’s Distributor is Allianz Global Investors Distributors LLC (the “Distributor”), an affiliate of the Investment Manager and Sub-Adviser. The Fund pays the Distributor an ongoing shareholder servicing fee in connection for the services the Distributor renders and the expenses it bears in connection with services rendered to Fund Shareholders and the maintenance of Shareholder Accounts. These fees are made at a maximum annual rate of 0.25%, calculated as a percentage of the Fund’s average daily net assets attributable to Class A shares.

3. Investment in Securities

For the period beginning January 31, 2007 (commencement of operations) and ended May 31, 2007, purchases and sales of investments, other than short-term securities and U.S. government obligations, were $84,823,485 and $4,918,164, respectively.

4. Income Tax Information

The cost basis of portfolio securities of $80,993,186 is substantially the same for both federal income tax and financial reporting purposes. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $17,498,702; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $713,617; net unrealized appreciation for federal income tax purposes is $16,785,085.

5. Quarterly Repurchase Offers

On a quarterly basis, the Fund may make repurchase offers, the amount of which is determined by the Board of Trustees. The Fund offers to repurchase at least 5% but no more than 25% of the shares outstanding. The repurchase price is the net asset value on the repurchase pricing date.

10 Allianz RCM Global EcoTrends Fund Semi-Annual Report | 5.31.07

Allianz RCM Global EcoTrends(sm) Fund Notes to Financial Statements

May 31, 2007 (unaudited)

6. Legal Proceedings

In June and September 2004, the Investment Manager, the Distributor and certain of their affiliates (including Allianz Global Investors Distributors LLC, PEA Capital LLC and Allianz Global), agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds sub-advised by PEA Capital LLC. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf space. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager, the Distributor and certain of their affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” and “revenue sharing/shelf-space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the United States District Court for the District of Maryland, and the revenue sharing/shelf-space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager, the Distributor, or their affiliates or related injunctions.

The Investment Manager, the Sub-Adviser and the Distributor believe that these matters are not likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory and distribution activities relating to the Fund.

The foregoing speaks only as of the date hereof.

7. Subsequent Event

On June 7, 2007, the Fund repurchased 148,629.214 shares ($4,142,296), which represented 4.33% of the shares outstanding, as of that date.

5.31.07 | Allianz RCM Global EcoTrends Fund Semi-Annual Report 11

Allianz RCM Global EcoTrends(sm) Fund Financial Highlights

For a share of common stock outstanding throughout the period:

For the period January 31, 2007* through May 31, 2007
Net asset value, beginning of period	$23.88 **
Investment Operations:
Net investment loss	(0.03)
Net realized and unrealized gain on investments and foreign currency transactions	5.08
Total from investment operations	5.05
Capital Share Transactions:
Offering costs charged to paid-in capital in excess of par	(0.05)
Net asset value, end of period	$28.88
Total Investment Return (1)	20.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (000)	$99,191
Ratio of expenses to average net assets (2)(3)	1.81%
Ratio of net investment loss to average net assets (3)	(0.40)%
Portfolio turnover	6%

*	Commencement of operations.
**	Initial public offering price of $25.00 per share less underwriting discount of $1.125 per share.
(1)

Total investment return is calculated assuming a purchase of a share of common stock on the first day of the period and a sale of a share of common stock on the last day of the period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(g) in Notes to Financial Statements).
(3)	Annualized.

12 Allianz RCM Global EcoTrends Fund Semi-Annual Report | 5.31.07 | See accompanying Notes to Financial Statements.

Allianz RCM Global EcoTrends(sm)	Fund Matters Relating to the Trustees Consideration of the Investment Manager & Portfolio Management Agreements (unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“Independent”) Trustees, voting separately, approve the Fund’s Management Agreement (the “Advisory Agreement”) with Allianz Global Investors Fund Management LLC (the “Investment Manager”); the Sub-Advisory Agreement (the “RCM Agreement”) between the Investment Manager and RCM Capital Management LLC (“RCM”); and the Portfolio Management Agreement between Allianz Global Investors Advisory GmbH (“AGIA” and, together with RCM, the “Sub-Advisers”) and RCM (the “AGIA Agreement”) and, together with the RCM Agreement, the “Sub-Advisory Agreements,” and, together with the Sub-Advisory Agreement and the Advisory Agreement, the “Agreements”). The Trustees met on January 18, 2007 (the “contract review meeting”) for the specific purpose of considering whether to approve the Advisory Agreement and the Sub-Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the Independent Trustees, concluded that the Fund’s Advisory Agreement and the Sub-Advisory Agreements should be approved for an initial two-year period commencing January 18, 2007.

In connection with their deliberations regarding the approval of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager and the Sub-Advisers under the Agreements.

In connection with their contract review meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Analytical Services Inc. (“Lipper Inc.”) on the total return investment performance for various time periods and the investment performance of a group of funds with comparable investment classifications or objectives as the Fund identified by Lipper Inc., (ii) information on the Fund’s management fees and other expenses and information provided by Lipper Inc. and on the management fees and other expenses of comparable funds identified by Lipper Inc., (iii) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Advisers, including institutional separate accounts and other clients, (iv) an estimate of the profitability to the Investment Manager and the Sub-Advisers from their relationship with the Fund (v) descriptions of various functions to be performed by the Investment Manager and the Sub-Advisers for the Fund, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Advisers, including information regarding senior management, portfolio managers and other personnel responsible for providing investment management, administrative and other services to the Fund.

The Trustees’ conclusions as to the approval of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Advisers’ abilities to provide high quality investment management and other services to the Fund. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Advisers; the experience of key advisory personnel of the Sub-Advisers responsible for portfolio management of the Fund; the ability of the Investment Manager and the Sub-Advisers to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Advisers; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund; the nature and quality of certain administrative services the Investment Manager would be responsible for providing to the Fund; and conditions that might affect the Investment Manager’s or the Sub-Advisers’ ability to provide high-quality services to the Fund in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Advisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Investment Manager and the Sub-Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

5.31.07 | Allianz RCM Global EcoTrends Fund Semi-Annual Report 13

Allianz RCM Global EcoTrends(sm)	Fund Matters Relating to the Trustees Consideration of the Investment Manager & Portfolio Management Agreements (unaudited) (continued)

In assessing the reasonableness of the Fund’s fees under the Agreements, the Trustees considered, among other information, the Fund’s management fee and the projected total expense ratio as a percentage of average daily total managed assets and the total expense ratios of comparable funds identified by Lipper Inc.

The Trustees specifically took note of how the Fund compared to its Lipper Inc. peers as to the total expense ratio. The Trustees noted that the Lipper Inc. categories only detailed the total expense ratio and thus, the Trustees, at the recommendation of the Investment Manager, considered the projected total expense ratio of the Fund compared to the total expenses of the peer funds, recognizing that the fees for management, administrative services and non-management fee would be subsumed within the total expense ratio.

The Trustees also considered the advisory fees charged under other investment advisory contracts, such as investment companies for which the Investment Manager serves as the investment manager and/or the Sub-Advisers serve as portfolio manager. In that connection, the Trustees considered that for those accounts that are sub-advised registered investment companies sponsored by other investment advisers, the Investment Manager and Sub-Advisers do not devote the same level of services to manage and administer those assets. Regarding other investment companies with comparable investment strategies, they noted that the management fees to be paid by the Fund were generally lower than the fees paid by other clients of the Sub-Advisers.

Based on the profitability analysis provided by the Investment Manager, the Trustees also considered the estimate of the profitability of the Investment Manager and its affiliates from their investment management relationship with the Fund and determined that such profitability was not excessive.

In considering potential economies of scale, the Trustees also took into account that while the Fund expects to continuously offer its shares, the Investment Manager did not have a firm estimate as to how large the Fund would grow in terms of net assets. The Trustees also noted that the Fund’s proposed investment advisory and sub-advisory fees did not include breakpoints to reflect potential economies of scale if the Fund reached sufficient size such that its other expenses may be allocated among a larger asset and shareholder base.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager, the Sub-Advisers and their affiliates, such as reputational value derived from serving as Investment Manager and Sub-Advisers to the Fund.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services to be provided by the Investment Manager and Sub-Advisers to the Fund.

14 Allianz RCM Global EcoTrends Fund Semi-Annual Report | 5.31.07

Trustees and Principal Officers

Hans W. Kertess	Brian S. Shlissel
Trustee, Chairman of the Board of Trustees	President & Chief Executive Officer
Paul Belica	Lawrence G. Altadonna
Trustee	Treasurer, Principal Financial & Accounting Officer
Robert E. Connor	Thomas J. Fuccillo
Trustee	Vice President, Secretary & Chief Legal Officer
John J. Dalessandro II	Scott Whisten
Trustee	Assistant Treasurer
John C. Maney	Youse E. Guia
Trustee	Chief Compliance Officer
William B. Ogden, IV	Kathleen A. Chapman
Trustee	Assistant Secretary
R. Peter Sullivan III	William V. Healey
Trustee	Assistant Secretary
Richard H. Kirk
Assistant Secretary
Lagan Srivastava
Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Advisers

RCM Capital Management Company LLC
4 Embarcadero Center,
San Francisco, CA 94111

Allianz Global Investors Advisory GmbH
Mainzer Landstrasse 11-13
Frankfurt-am-Main, Germany

Distributor

Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105

Custodian & Accounting Agent

State Street Bank & Trust Co.
801 Pennsylvania
Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar

PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of Allianz RCM Global EcoTrends(sm) Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by an independent registered public accounting firm, who did not express an opinion hereon.

In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Form N-Q relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting, as applicable.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarter of its fiscal year on Form N-Q. The Fund’s Form N-Q is or will be available on the SEC’s website at www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is or will be also available on the Fund’s website at www.allianzinvestors.com.

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
               INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

Period	Total Number of Shares Purchased	Average Price Paid Per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May yet Be Purchased Under the Plans or Programs
December 2006	N/A	N/A	N/A	N/A
January 2007	N/A	N/A	N/A	N/A
February 2007	N/A	N/A	N/A	N/A
March 2007	N/A	N/A	N/A	N/A
April 2007	N/A	N/A	N/A	N/A
May 2007	N/A	N/A	N/A	N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Registrant’s Board of Trustees adopted a Nominating Committee Charter governing the affairs of the Nominating Committee of the Board, which is posted on the Allianz Global Investors website at www.allianzinvestors.com. Appendix B to the Nominating Committee Charter includes “Procedures for Shareholders to Submit Nominee Candidates,” which sets forth the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. The Registrant has not yet held its first annual shareholders’ meeting, so these procedures have yet to be disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, and this is the first Form N-CSR filing made by the Registrant. Among other requirements, the procedures provide that the recommending shareholder must submit any recommendation in writing to the Registrant to the attention of the Registrant’s Secretary, at the address of the principal executive offices of the Registrant and that such submission must be received at such offices not less than 45 days nor more than 75 days prior to the date of the Board or shareholder meeting at which the nominee would be elected. Any recommendation must include certain biographical and other information regarding the candidate and the recommending shareholder, and must include a written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected. The foregoing description of the requirements is only a summary and is qualified in its entirety by reference to Appendix B of the Nominating Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES

(a)  The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.3a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  There have been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))), as amended that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a) (1)	Exhibit 99.CERT – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)	Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allianz RCM Global EcoTrends (sm) Fund

By	/s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: August 3, 2007

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: August 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: August 3, 2007

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: August 3, 2007